Right-of-Use Assets — Operating Leases (Tables)	12 Months Ended
Mar. 31, 2026
Right-of-Use Assets — Operating Leases [Abstract]
Schedule of Right-of-Use Assets on Operating Lease

Amounts relating to right-of-use assets on operating lease held by us and the associated accumulated amortization are summarized as follows:

	As of March 31,
	2025	2026	2026
	S$	S$	US$
Leasehold properties	6,336,278	7,423,277	5,754,153
Less: Accumulated amortization	(1,915,651)	(3,357,922)	(2,602,893)
Right-of-use assets – operating leases	4,420,627	4,065,355	3,151,260